Lease obligations (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease obligations
Year ending December 31, 2026	$ 179
2027	110
2028	55
Total lease payments	344
Less: imputed interest	(15)
Total	$ 329	$ 92